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September 8, 2003




Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund
Scudder Investment VIT Funds - Scudder VIT Equity 500 Index Fund
Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index Fund
Fidelity Variable Insurance Products Fund - Growth Opportunities Portfolio Fidelity Variable Insurance Products Fund - Contrafund(R) Portfolio
Fidelity Variable Insurance Products Fund - Growth Portfolio
Fidelity Variable Insurance Products Fund - Balanced Portfolio
Fidelity Variable Insurance Products Fund - High Income Portfolio
Fidelity Variable Insurance Products Fund - Money Market Portfolio
PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio
  (Institutional Class)
PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Dynamics Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Financial Services Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Technology Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Telecommunications Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund
The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio
The Universal Institutional Funds, Inc. - U.S. Mid Cap Core Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Corporate Portfolio


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Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index
  Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index
  Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio
Janus Aspen Series - Growth Portfolio
Janus Aspen Series - Capital Appreciation Portfolio
Janus Aspen Series - Worldwide Growth Portfolio
Janus Aspen Series - Mid Cap Growth Portfolio
Janus Aspen Series - Flexible Income Portfolio
Janus Aspen Series - International Growth Portfolio
Janus Aspen Series - Balanced Portfolio
Royce Capital Fund - Royce Micro-Cap Portfolio
Royce Capital Fund - Royce Small-Cap Portfolio
Gateway Variable Insurance Trust - Gateway VIT Fund
PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund - PBHG Select Value Portfolio
First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Rydex Variable Trust - OTC Fund
Rydex Variable Trust - Nova Fund


These Semi-Annual Reports are for the period ending June 30, 2003 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(319) 298-4182.


Very truly yours,

/s/ James R. Trefz
James R. Trefz
Vice President

Document 1 The Semi-Annual Report of Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-07507)

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Document 2 The Semi-Annual Report of Scudder Investment VIT Funds - Scudder VIT
Equity 500 Index Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-07507)

Document 3 The Semi-Annual Report of Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-07507)

Document 4 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - Growth Opportunities Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 5 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - Contrafund(R) Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 6 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 7 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - Balanced Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 8 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - High Income Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 9 The Semi-Annual Report of Fidelity Variable Insurance Products Fund - Money Market Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-03329, 811-05511, 811-07205)

Document 10 The Semi-Annual Report of PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 8, 2003 (File No. 811-08399)

Document 11 The Semi-Annual Report of PIMCO Variable Insurance Trust - Total Return Bond Portfolio (Institutional Class) dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 8, 2003 (File No. 811-08399)

Document 12 The Semi-Annual Report PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class) dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 8, 2003 (File No. 811-08399)

Document 13 The Semi-Annual Report PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 8, 2003 (File No. 811-08399)

Document 14 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-070154)

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Document 15 The Semi-Annual Report INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Dynamics Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 16 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Financial Services Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 17 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 18 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 19 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Technology Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 20 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Telecommunications Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 21 The Semi-Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-08038, 033-70154)

Document 22 The Semi-Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 28, 2003 (File No.811-07607)

Document 23 The Semi-Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 28, 2003 (File No. 811-07607)

Document 24 The Semi-Annual Report of The Universal Institutional Funds, Inc. - U.S. Mid Cap Core Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 28, 2003 (File No. 811-07607)

Document 25 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 26 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Corporate Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

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Document 27 The Semi-Annual Report of Vanguard Variable Insurance Fund -
Vanguard VIF High Yield Bond Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 28 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 29 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 30 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 31 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 32 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 33 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 34 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 35 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 36 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 37 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 38 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

Document 39 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-05962)

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Document 40 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T.
Rowe Price Mid-Cap Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 2, 2003 (File No. 811-07143)

Document 41 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-07143)

Document 42 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 29, 2003 (File No. 811-07143)

Document 43 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 2, 2003 (File No. 811-07143)

Document 44 The Semi-Annual Report of T. Rowe Price International Series, Inc. -
T. Rowe Price International Stock Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 2, 2003 (File No. 811-07145)

Document 45 The Semi-Annual Report of Janus Aspen Series - Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 46 The Semi-Annual Report of Janus Aspen Series - Capital Appreciation Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 47 The Semi-Annual Report of Janus Aspen Series - Worldwide Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 48 The Semi-Annual Report of Janus Aspen Series - Mid Cap Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 49 The Semi-Annual Report of Janus Aspen Series - Flexible Income Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 50 The Semi-Annual Report of Janus Aspen Series - International Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 51 The Semi-Annual Report of Janus Aspen Series - Balanced Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 22, 2003 (File No. 811-07736)

Document 52 The Semi-Annual Report of Royce Capital Fund - Royce Micro-Cap Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 4, 2003 (File No. 811-07537)

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Document 53 The Semi-Annual Report of Royce Capital Fund - Royce Small-Cap
Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 4, 2003 (File No. 811-07537)

Document 54 The Semi-Annual Report of Gateway Variable Insurance Trust - Gateway VIT Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 4, 2003 (File No. 811-10375)

Document 55 The Semi-Annual Report of PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 26, 2003 (File No. 811-08009)

Document 56 The Semi-Annual Report of PBHG Insurance Series Fund - PBHG Select Value Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 26, 2003 (File No. 811-08009)

Document 57 The Semi-Annual Report of First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 5, 2003 (File No. 811-09092)

Document 58 The Semi-Annual Report of Third Avenue Variable Series Trust - Third Avenue Value Portfolio dated June 30, 2003 that was filed with the Securities and Exchange Commission on August 28, 2003 (File No. 811-09395)

Document 59 The Semi-Annual Report of Rydex Variable Trust - OTC Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 29, 2003 (File No. 811-08821)

Document 60 The Semi-Annual Report of Rydex Variable Trust - Nova Fund dated June 30, 2003 that was filed with the Securities and Exchange Commission on September 29, 2003 (File No. 811-08821)